Gains (losses) from operating activities in the statement of income of expenses, included according to their nature (Tables)	12 Months Ended
Dec. 31, 2023
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Schedule of revenue from operating activities customer activities
The Group derives revenues from the sale of goods (which are recognized at one point in time) and from the provision of services (which are recognized over time) and are distributed among the following geographical areas and main product and service lines:
(a)Geographic areas:

For the year ended December 31, 2023
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	109,669	1,603	2,327	31,356	1,136	23,590	169,681
Latin America and the Caribbean	76,157	21,523	7,289	93,868	10,489	973	210,299
Europe	128,370	368,696	278,360	30,357	21,054	1,275	828,112
North America	411,586	122,025	134,768	67,232	47,074	926	783,611
Asia and Others	188,130	378,304	4,757,370	56,237	95,470	276	5,475,787
Total	913,912	892,151	5,180,114	279,050	175,223	27,040	7,467,490

For the year ended December 31, 2022
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	128,829	1,523	1,854	64,409	1,199	25,334	223,148
Latin America and the Caribbean	125,712	16,328	5,275	179,621	11,820	1,185	339,941
Europa	196,930	288,854	390,832	27,275	27,725	942	932,558
North America	489,327	141,683	151,152	71,711	59,402	912	914,187
Asia and Others	231,536	305,951	7,603,826	94,164	65,054	213	8,300,744
Total	1,172,334	754,339	8,152,939	437,180	165,200	28,586	10,710,578

For the year ended December 31, 2021
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	136,523	1,538	901	50,573	4,125	25,988	219,648
Latin America and the Caribbean	88,990	10,198	4,905	214,304	7,367	523	326,287
Europa	179,744	173,329	75,674	33,948	18,662	1,408	482,765
North America	314,895	102,746	50,349	57,682	29,860	2,470	558,002
Asia and Others	188,663	150,120	804,292	60,085	71,997	456	1,275,613
Total	908,815	437,931	936,121	416,592	132,011	30,845	2,862,315

Schedule of main product and service lines	Main product and service lines:

	For the period from January to December of the year
Products and Services	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Specialty plant nutrition	913,912	1,172,334	908,815
-Sodium Nitrates	25,056	21,294	24,829
-Potassium nitrate and sodium potassium nitrate	502,349	700,081	539,336
-Specialty Blends	235,290	285,027	234,369
-Other specialty fertilizers	151,217	165,932	110,281
Iodine and derivatives	892,151	754,339	437,931
Lithium and derivatives	5,180,114	8,152,939	936,121
Potassium	279,050	437,180	416,592
Industrial chemicals	175,223	165,200	132,011
Other	27,040	28,586	30,845
Total	7,467,490	10,710,578	2,862,315

Schedule of cost of sales	Cost of sales
Cost of sales broken down by nature of expense:

	For the period from January to December of the year
Nature of expense	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Raw materials and consumables used	(687,116)	(561,709)	(345,356)
Classes of employee benefit expenses	(308,972)	(308,744)	(211,771)
Depreciation expense	(252,746)	(218,714)	(195,678)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(11,719)	(6,549)	(5,963)
Amortization expense	(12,415)	(16,413)	(9,737)
Investment plan expenses	(25,638)	(18,293)	(15,059)
Provision for materials, spare parts and supplies	(10,065)	(7,099)	(505)
Contractors	(226,180)	(194,295)	(157,571)
Operating leases	(84,423)	(71,420)	(67,106)
Mining patents	(7,560)	(14,585)	(7,325)
Operational transportation	(107,074)	(91,130)	(76,004)
Freight / product transportation costs	(104,664)	(94,727)	(77,353)
Purchase of products from third parties	(422,023)	(473,742)	(329,464)
Insurance	(55,204)	(43,323)	(21,869)
Corfo rights and other agreements	(1,868,850)	(3,272,897)	(247,604)
Export costs	(158,621)	(153,162)	(99,212)
Expenses related to variable lease payments (contracts under IFRS 16)	(4,700)	(3,631)	(1,313)
Variation in gross inventory	20,024	628,671	85,709
Variation in inventory provision	(29,711)	(27,324)	5,038
Other	(34,779)	(24,867)	5,935
Total	(4,392,436)	(4,973,953)	(1,772,208)

Schedule of other income

	For the period from January to December of the year
Other income	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Discounts obtained from suppliers	2,002	1,404	896
Fines charged to suppliers	4,118	593	83
Amounts recovered from insurance	1,242	1,646	1,811
Overestimate of provisions for third-party obligations	1,272	86	293
Sale of assets classified as properties, plant and equipment	11	365	287
Sales of materials, spare parts and supplies	147	246	2,121
Options on mining properties	376	1,126	8,796
Easements, pipelines and roads	5,205	2,106	4,949
Government Grants (1)	24,387	—	—
Others	1,797	2,282	316
Total	40,557	9,854	19,552

(1) The Company received an unconditional government grant for US$24,387 in September 2023, related to the permanence of its commercial office of SQM Shanghai Chemicals Co. Ltd. in the current district, which was recognized as part of this category

Schedule of administrative expenses

	For the period from January to December of the year
Administrative expenses	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Employee benefit expenses	(75,450)	(63,713)	(60,552)
Marketing costs	(6,611)	(5,661)	(2,415)
Amortization expenses	(444)	(126)	(118)
Entertainment expenses	(6,067)	(5,576)	(4,906)
Advisory services	(32,562)	(27,235)	(17,332)
Lease of buildings and facilities	(4,331)	(3,829)	(3,478)
Insurance	(3,778)	(3,011)	(3,901)
Office expenses	(9,230)	(8,596)	(6,363)
Contractors	(11,067)	(7,283)	(5,106)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(3,463)	(2,656)	(2,743)
Other expenses	(22,762)	(14,958)	(11,979)
Total	(175,765)	(142,644)	(118,893)

Schedule of other expenses

	For the period from January to December of the year
Other expenses	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Impairment (losses) /reversals of impairment losses recognized in income for the year
Properties, plant and equipment	(47,059)	(8,084)	(5,582)
Intangible assets other than goodwill	—	(520)	(478)
Goodwill	(9)	(33,629)	—
Subtotal	(47,068)	(42,233)	(6,060)
Other expenses, by nature
Legal expenses	17,127	(6,841)	(42,254)
VAT and other unrecoverable taxes	(2,683)	(5,694)	(1,015)
Fines paid	(542)	(617)	(882)
Investment plan expenses	(13,255)	(727)	1
Exploration expenses	—	—	(284)
Contributions and donations	(38,756)	(19,096)	(9,037)
Other operating expenses	(8,223)	(763)	(1,074)
Subtotal	(46,332)	(33,738)	(54,545)
Total	(93,400)	(75,971)	(60,605)

Schedule of other gains (losses)

	For the period from January to December of the year
Other (losses) income	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Sale of investments in associates	—	60	—
Adjust previous year application method of participation	(378)	(1)	—
Reversal/Impairment of interests in associates	626	1,349	(2,009)
Sale of investments in joint ventures	(2,599)	—	—
Others	97	(1,291)	(629)
Total	(2,254)	117	(2,638)

Schedule of (impairment) reversal of losses of financial assets

	For the period from January to December of the year
Impairment of financial assets and reversal of impairment losses	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Impairment of financial assets and reversal of impairment losses (See Note 12.2)	202	3,369	(235)
Totals	202	3,369	(235)

Schedule of expenses by nature
The following summary considers notes 21.2, 21.4 and 21.5.

	For the period from January to December of the year
Expenses by nature	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Raw materials and consumables	(687,116)	(561,709)	(345,356)
Employee benefit expenses	(384,422)	(372,457)	(272,323)
Depreciation expense	(252,746)	(218,714)	(195,678)
Depreciation of right-of-use assets	(15,182)	(9,205)	(8,706)
Impairment of properties, plant and equipment, intangible and Goodwill	(47,068)	(42,233)	(6,060)
Amortization expense	(12,859)	(16,539)	(9,855)
Legal expenses	17,127	(6,841)	(42,254)
Investment plan expenses	(38,893)	(19,020)	(15,058)
Exploration expenses	—	—	(284)
Provision for materials, spare parts and supplies	(10,065)	(7,099)	(505)
Contractors	(237,247)	(201,578)	(162,677)
Operational leases	(88,754)	(75,249)	(70,584)
Mining patents	(7,560)	(14,585)	(7,325)
Operational transportation	(107,074)	(91,130)	(76,004)
Freight and product transportation costs	(104,664)	(94,727)	(77,353)
Purchase of products from third parties	(422,023)	(473,742)	(329,464)
Corfo rights and other agreements	(1,868,850)	(3,272,897)	(247,604)
Export costs	(158,621)	(153,162)	(99,212)
Expenses related to variable lease payments (contracts under IFRS 16)	(4,700)	(3,631)	(1,313)
Insurance	(58,982)	(46,334)	(25,770)
Consultant and advisor services	(32,562)	(27,235)	(17,332)
Variation in gross inventory	20,024	628,671	85,709
Variation in inventory provision	(29,711)	(27,324)	5,038
Other expenses	(129,653)	(85,828)	(31,736)
Total expenses by nature	(4,661,601)	(5,192,568)	(1,951,706)

Schedule of finance expenses

	For the period from January to December of the year
Finance expenses	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Interest expense from bank borrowings and overdrafts	(3,890)	(3,065)	(2,664)
Interest expense from bonds	(106,871)	(108,387)	(90,859)
Interest expense from loans	(55,926)	(2,098)	(1,135)
Reversal of capitalized interest expenses	43,331	24,708	14,206
Financial expenses for restoration and rehabilitation provisions	2,368	9,357	(1,259)
Interest on lease agreement	(2,038)	(1,226)	(1,587)
Other finance costs	(15,376)	(5,940)	(1,328)
Total	(138,402)	(86,651)	(84,626)

Schedule of finance income

	For the period from January to December of the year
Finance income	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Interest from term deposits	81,981	31,122	3,635
Interest from marketable securities	31,920	10,252	68
Interest from maintenance of minimum bank balance in current account	12	6	2
Other finance income	4,614	3,318	107
Other finance interests	4,199	2,340	856
Total	122,726	47,038	4,668